Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Two
The Director Series II-V
The Director Series VIII/VIIIR
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director Series VIII/VIIIR, The BB&T Director Series III/IIIR, AmSouth Variable Annuity Series III/IIIR, The Director Select Series III/IIIR, The Director Choice Series III/IIIR, The Huntington Director Series II/IIR, Fifth Third Director Series II/IIR, Wells Fargo Director Series II/IIR, First Horizon Director Series II/IIR, Director Preferred Series II/IIR, and Director Ultra]
The Director Series VII/VIIR
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director Series VII/VIIR, The BB&T Director Series II/IIR, AmSouth Variable Annuity Series II/IIR, The Director Select Series II/IIR, The Director Choice Series II/IIR, The Huntington Director Series I/IR, The Director Solution Series I/IR, Director Preferred Series I/IR, Director Elite Series I/IR, The Wachovia Director Series I/IR, Fifth Third Director Series I/IR, Director Classic Series I/IR, Wells Fargo Director Series I/IR, First Horizon Director Series I/IR and NatCity Director]
The Director Series VI/VIR
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director Series VI, The BB&T Director Series I, AmSouth Variable Annuity Series I, The Director Select Series I and The Director Choice Series I]
Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account One
The Director Series VIII/VIIIR
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director Series VIII/VIIIR, Wells Fargo Director Series II/IIR, and Director Preferred Series II/IIR]
The Director Series VII/VIIR
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director Series VII/VIIR, The Director Solution Series I/IR, Director Preferred Series I/IR, Director Elite Series I/IR, and Wells Fargo Director Series I/IR]
The Director Series VI/VIR
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director Series VI, and The Director Select Series I]
Supplement dated June 25, 2026 to the prospectus and updating summary prospectus dated May 1, 2026
The following supplements and amends the prospectus and updating summary prospectus for the above-mentioned contracts. Please read this supplement carefully and retain it for future reference. Special terms not defined in this supplement have the same meanings as in the prospectus and updating summary prospectus.
Effective May 1, 2026, in Appendix A - Investment Options Available Under the Contract:
“Current Expenses” for the following funds are updated:
NOTE: The AB Relative Value Portfolio is only available for The Director Choice Series III/IIIR, The Director Choice Series II/IIR and The Director Choice Series I.

Fund and Adviser/Subadviser	Current Expenses
AB VPS Balanced Hedged Allocation Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.98%*
AB VPS Discovery Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.07%
AB VPS Relative Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.85%*
Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%

Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.60%
Lord Abbett Bond-Debenture Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	1.05%
Putnam VT Diversified Income Fund - Class IB Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	1.05%
Putnam VT Large Cap Growth Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.87%
Putnam VT Small Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	1.02%
Putnam VT Sustainable Leaders Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.88%

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